Share capital, stock options and other stock-based plans (Details 1) (Share units [Member], CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share units [Member]
Outstanding, beginning of period (in units)	1,200,591	1,095,094	1,250,917
Granted (in units)	5,792,162	742,140	185,705
Exercised/Vested (in units)	(608,975)	(448,526)	(337,228)
Forfeited/expired (in units)	(1,045,905)	(188,117)	(4,300)
Outstanding, end of period (in units)	5,337,873	1,200,591	1,095,094
Units outstanding and exercisable, end of period (in units)	142,166	224,638	262,615
Outstanding, beginning of period (in Canadian dollars per share)	23.68	20.68	18.04
Granted (in Canadian dollars per share)	10.54	30.21	35.99
Exercised/Vested (in Canadian dollars per share)	19.52	24.44	19.34
Forfeited/expired (in Canadian dollars per share)	21.75	29.80	19.67
Outstanding, end of period (in Canadian dollars per share)	10.27	23.68	20.68
Units outstanding and exercisable, end of period (in Canadian dollars per share)	11.67	11.20	8.86